Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total revenues	$ 37,981,619	$ 45,343,698
Cost of revenues	25,369,068	30,158,297
Gross profit	12,612,551	15,185,401
Operating expenses
Selling	2,699,773	3,199,538
General and administrative	2,712,652	3,502,639
Research and development	1,332,109	1,459,945
Provision for credit losses	2,628,912	1,131,267
Total operating expenses	9,373,446	9,293,389
Income from operations	3,239,105	5,892,012
Other (income) expense:
Change in fair value in convertible debt		514,862
Interest expense	122,769	129,292
Interest income	(573,626)	(292,670)
Currency exchange gain	(22,498)	(327,531)
Other income, net	(90,353)	(17,289)
Total other (income) expenses	(563,708)	6,664
Income before income tax provision	3,802,813	5,885,348
Income taxes expense	657,791	1,175,023
Net income	3,145,022	4,710,325
Net loss attributable to non-controlling interests		(6,265)
Net income attributable to shareholders	3,145,022	4,716,590
Foreign currency translation adjustment	2,824,587	(3,521,564)
Comprehensive income	5,969,609	1,188,761
Comprehensive loss attributable to non-controlling interests		(17,869)
Comprehensive income attributable to shareholders	$ 5,969,609	$ 1,206,630
Weighted average number of ordinary shares - basic (in Shares)	31,904,468	25,056,143
Weighted average number of ordinary shares - diluted (in Shares)	31,904,468	30,716,582
Basic net income per ordinary share (in Dollars per share)	$ 0.1	$ 0.19
Diluted net income per ordinary share (in Dollars per share)	$ 0.1	$ 0.17
Third party sales
Revenues
Total revenues	$ 37,585,472	$ 45,035,893
Related party sales
Revenues
Total revenues	$ 396,147	$ 307,805